Personnel Salaries and Expenses - Schedule of Personnel Salaries Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel salaries expenses [abstract]
Personnel compensation	$ (181,431.0)	$ (176,083.0)	$ (174,029.0)
Bonuses or gratifications	(82,129.0)	(84,754.0)	(68,946.0)
Compensation for years of service	(12,830.0)	(12,477.0)	(18,803.0)
Training expenses	(825.0)	(804.0)	(734.0)
Health and life insurance	(2,910.0)	(2,590.0)	(3,487.0)
Other personnel expenses	(18,084.0)	(18,039.0)	(15,324.0)
Totals	$ (298,209.0)	$ (294,747.0)	$ (281,323.0)